Long-Term Investments (Details)						1 Months Ended												6 Months Ended				11 Months Ended		12 Months Ended
	Apr. 11, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	May 31, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-Term Investments (Details) [Line Items]
Cash consideration													$ 117,220
Recognized investment losses																		$ (3,016)	$ 8,141
Paid consideration																										$ 37,235	¥ 10,000,000
Impairment for investment																									$ 27,900
Provided for investment																													$ 236,053
Shareholding interest												0.98%			1.50%
Cash consideration (in Yuan Renminbi) | ¥															¥ 90,000
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding													17.00%	17.00%
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																										33.00%	33.00%
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding		3.00%	3.00%																			3.00%	3.00%
Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																0.45%	0.45%
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding		0.50%	0.50%																			0.50%	0.50%
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding								11.11%	11.11%
Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding						15.00%	15.00%
Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																										5.00%	5.00%
Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding				5.00%	5.00%															5.00%	5.00%
Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding				5.00%	5.00%															5.00%	5.00%
Investment in Funeng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding										19.00%	19.00%
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration | ¥														¥ 850,000
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Paid consideration																										$ 1,379,063	¥ 10,000,000
Investment in Xingshuizhixing [Member]
Long-Term Investments (Details) [Line Items]
Invest amount																		$ 1,103,250										¥ 8,000,000
Cash paid (in Yuan Renminbi) | ¥																														¥ 500,000
Long-term facility, outstanding balance																								$ 68,953
Investment in Xingshuizhixing [Member] | Xinshuizhixing [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage																		4.00%										4.00%
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Accounts receivable due																						$ 413,719	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																															¥ 3,000,000
Impairment for investment																								446,025
Investment in Zhongfei [Member] | Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage																															3.00%
Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration																$ 275,813	¥ 2,000,000
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage																															0.50%
Account receivables due		$ 218,957	¥ 1,587,719
Investment in Wangxin [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration	$ 206,859		¥ 1,500,000
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration								$ 68,953	¥ 500,000
Investment in Zhongfuze [Member]
Long-Term Investments (Details) [Line Items]
Paid consideration | ¥																											500,000
Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration						$ 413,719	¥ 3,000,000
Investment in Outu [Member]
Long-Term Investments (Details) [Line Items]
Provided for investment																								74,337
Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Accounts receivable due																										$ 68,953	500,000
Impairment for investment																								74,337
Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Accounts receivable due																				$ 68,953	¥ 500,000
Investment of Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Provided for investment																								74,337
Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due				$ 68,953	¥ 500,000
Investment in Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Provided for investment																								$ 74,337
Investment in Funeng [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration | ¥											¥ 570,000
Investment in Funeng [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration										$ 78,607
Paid consideration | ¥																											¥ 270,000